Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Post employment benefits
Investment fund	€ 533
Defined benefit pension plan
Post employment benefits
Cash and cash equivalents	96	€ 65
Investment fund	533	543
Total	6,906	6,974	€ 6,697	€ 6,709	€ 6,229
Gain (loss) on return on plan assets	262	(436)
Defined benefit pension plan | Level 1
Post employment benefits
Equity investments	1,018	1,469
Debt instruments	4,446	3,831
Property	18	24
Annuity policies	3	14
Defined benefit pension plan | Level 2
Post employment benefits
Equity investments	197	250
Debt instruments	513	620
Property	391	282
Derivatives	1,110	986
Annuity policies	€ 801	€ 862